Angel Oak Mortgage Trust I, LLC 2018-1 ABS-15G

Exhibit 99.7

Angel Oak Mortgage Trust I, LLC 2018-1

Mortgage-Backed Certificates, Series 2018-1

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

19 March 2018

Ernst & Young LLP	Tel: +1 212 773 3000
5 Times Square	Fax: +1 212 773 6350
New York, NY 10036	ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, Georgia 30305

Re:	Angel Oak Mortgage Trust I, LLC 2018-1 (the “Trust”) Mortgage-Backed Certificates, Series 2018-1 (the “Certificates”) Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Real Estate Investment Trust I (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the “Depositor”) and Nomura Securities International, Inc. (“Nomura,” together with the Sponsor and Depositor, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of fixed and adjustable rate mortgage loans primarily secured by first liens on one-to-four family residential properties (the “Mortgage Loans”) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “AOMT 2018-1 ASF Tape 3.6.18.xls” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain mortgage loans (the “Preliminary Mortgage Loans”) as of 1 March 2018 (the “Cut-off Date”) that are expected to be representative of the Mortgage Loans and

ii.	Labeled “AOMT 2018-1 Mapping file (Initial pool).xlsx” (the “Loan Number Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Angel Oak Loan Numbers”) corresponding to the identification numbers (the “Loan Numbers”) of the Preliminary Mortgage Loans, as shown on the Base Preliminary Data File,

b.	Imaged copies of the:

i.	Promissory note and planned unit development rider (collectively and as applicable, the “Note”),

ii.	Loan application (the “Application”),

iii.	Credit risk summary and exception approval (the ”Credit Risk Summary”),

iv.	Credit report (the “Credit Report”),

v.	Appraisal report (the “Appraisal”) and

vi.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Risk Summary, Credit Report and Appraisal, the “Source Documents”)

relating to each Sample Mortgage Loan (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Base Preliminary Data File, Loan Number Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Base Preliminary Data File, Loan Number Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 March 2018

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 329 Preliminary Mortgage Loans from the Base Preliminary Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Base Preliminary Data File.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Mortgage Loan on the Base Preliminary Data File with the corresponding Angel Oak Loan Number on the Loan Number Mapping File.

The Base Preliminary Data File, as appended, is hereinafter referred to as the “Preliminary Data File.”

3.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Zip	Note	ii.

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.

Original interest only term	Original Interest Only Term	Note or Settlement Statement	iv.

Index description	Index Type	Note	v.

Gross margin	Gross Margin	Note or Settlement Statement	v., vi.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	v., vii.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	v.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	v., viii.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	v., ix.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	v.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	v.

Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	v., x., xi.

Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	v., x.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	xii., xiii.

Appraisal value	Original Appraised Property Value	Appraisal	xiii.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement, (b) Settlement Statement and Credit Risk Summary or (c) Recalculation	xiv.

Original loan-to-value ratio	Original LTV	Recalculation	xv.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Note.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and

(b)	1.

iv.	For the purpose of comparing the original interest only term Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loans with Angel Oak Loan Numbers 200821354 and 202917262), the Sponsor, on behalf of the Depositor, instructed us to use the Note as the Source Document.

For the purpose of comparing the original interest only term Sample Characteristic for the Sample Mortgage Loans with Angel Oak Loan Numbers 200821354 and 202917262, the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

v.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown on the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with notes vi., vii., viii., ix., x. and xi., as applicable).

The Sponsor, on behalf of the Depositor, instructed us not to perfrom any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

vi.	For the purpose of comparing the gross margin Sample Characterisitics for each ARM Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 201652590), the Sponsor, on behalf of the Depositor, instructed us to use the Note as the Source Document.

For the purpose of comparing the gross margin Sample Characteristic for the Sample Mortgage Loan with Angel Oak Loan Number 201652590, the Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:

(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and

(b)	1.

viii.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:

(a)	Initial rate adjustment maximum interest rate and

(b)	Original interest rate,

both as shown on the Note.

ix.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:

(a)	The difference between the:

(1)	Original interest rate and

(2)	Initial rate adjustment minimum interest rate,

both as shown on the Note,

and

(b)	0.000(%).

x.	For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided the Note and Settlement Statement as Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (and in accordance with note xi., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents for the minimum interest rate or maximum interest rate Sample Characteristics.

xi.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated on the Note or Settlement Statement (and in accordance with note x.), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown on the Note or Settlement Statement, as applicable (and in accordance with note vi.), as the minimum interest rate.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	With respect to certain Sample Mortgage Loans, the Appraisal contains conflicting information relating to the property type. For these Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information on the Appraisal (and in accordance with note xiii.). We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

xiii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan that has more than one Appraisal (except for the Sample Mortgage Loan with Angel Oak Loan Number 202520164), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value and most recent date as the Source Document.

For the purpose of comparing the indicated Sample Characteristics for the Sample Mortgage Loan with Angel Oak Loan Number 202520164, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the earliest date as the Source Document.

xiv.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”) (except for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 202389244, 202406817, 202500656, 202500670, 202500674, 202688622, 202693341, 202728351, 202791569, 202801945, 202837824, 202891982, 202898580, 202917276, 202917278, 202957238, 202957264 and 202957270), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 202389244, 202406817, 202500656, 202500670, 202500674, 202688622, 202693341, 202728351, 202791569, 202801945, 202837824, 202891982, 202898580, 202917276, 202917278, 202957238 and 202957264, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose value of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown on the Settlement Statement, and

(b)	The borrower had a foreclosure event, as shown on the Credit Risk Summary.

Exhibit 1 to Attachment A

Notes: (continued)

xiv. (continued)

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loan with Angel Oak Loan Number 202957270, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose value of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown on the Settlement Statement, and

(b)	The borrower had a bankruptcy event, as shown on the Credit Risk Summary.

For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance” if the Amount to Borrower (as defined in the succeeding paragraph) is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or

(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

For the each Refinanced Sample Mortgage Loan (except for the Refinanced Sample Mortgage Loans with Angel Oak Loan Numbers 202065385, 202426253, 202480319, 202693340 and 202957277), the Sponsor, on behalf of the Depositor instructed us to use the the cash to borrower, as shown on the Settlement Statement (the ”Amount to Borrower”).

For the Refinanced Sample Mortgage Loans with Angel Oak Loan Numbers 202065385, 202426253, 202480319, 202693340 and 202957277, the Sponsor, on behalf of the Depositor, instructed us to calculate the Amount to Borrower as the difference between:

(a)	The original principal balance, as shown in the Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,

(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and

(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

Exhibit 1 to Attachment A

Notes: (continued)

xv.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing:

(1)	The original principal balance, as shown on the Note, by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan (except for the Purchase Sample Mortgage Loan with Angel Oak Loan Number 202500639), the lesser of (A) the appraisal value, as shown on the Appraisal (and in accordance with note xiii.), and (B) sale price (if applicable), as shown on the Settlement Statement, or

(ii)	In the case of a Refinanced Sample Mortgage Loan and the Purchase Sample Mortgage Loan with Angel Oak Loan Number 202500639, the appraisal value, as shown on the Appraisal (and in accordance with note xiii.), and

(b)	Multiplying the value calculated in (a) above by 100 and

(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx%).

We performed no procedures to determine the accuracy, completeness or reasonableness of the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

200980266	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

201907275	Property type	PUD	Townhouse

202340353	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	79.545%	70.000%

202426246	Property type	PUD	Townhouse

202426275	Appraisal value	[Redacted]	[Redacted]

202480311	Property type	PUD	Townhouse

202500639	Original loan-to-value ratio	84.210%	84.211%

202500641	Property type	Single Family Detached (non-PUD)	PUD

202500649	Appraisal value	[Redacted]	[Redacted]

202693332	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

202791535	Gross margin	5.000%	4.000%

202791538	Property type	PUD	Townhouse

202791541	Property type	PUD	Townhouse

202791563	Appraisal value	[Redacted]	[Redacted]

202891968	Appraisal value	[Redacted]	[Redacted]

202917254	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

202917283	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

202957215	Property type	Condo, High Rise (5+ stories)	PUD

202957232	Property type	PUD	Townhouse

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

202957248	Property type	PUD	Townhouse